United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10221

                             AllianceBernstein Trust
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2003

                   Date of reporting period: November 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
Small-Cap Value
-------------------------------------------------------------------------------


AllianceBernstein [LOGO](SM)
Investment Research and Management


AllianceBernstein Small Cap Value Fund


Annual Report -- November 30, 2003

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at
(800) 227-4618.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

January 26, 2004

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Small Cap Value Fund (the "Fund") for the annual reporting period ended November 30, 2003.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities of companies with small market capitalizations that are determined by Alliance's Bernstein unit to be undervalued and whose long-term earnings power is not reflected in the current market price of their securities. The Fund may also invest in securities issued by non-U.S. companies.

Investment Results

The following table provides performance for the Fund and its benchmark, the Russell 2500 Index, for the six- and 12-month periods ended November 30, 2003. For comparison to the small-cap value market, we have also included the Fund's performance versus the Russell 2500 Value Index.


INVESTMENT RESULTS*
Periods Ended November 30, 2003

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein
Small Cap Value Fund
   Class A                      20.23%            31.50%
------------------------------------------------------------
   Class B                      19.72%            30.49%
------------------------------------------------------------
   Class C                      19.74%            30.51%
------------------------------------------------------------
Russell 2500 Index              24.09%            35.93%
------------------------------------------------------------
Russell 2500 Value Index        22.90%            35.10%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of November 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Advisor Class shares will vary due to different expenses associated with this class. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.40% for Class A, 2.10% for Class B, 2.10% for Class C and 1.10% for Advisor Class. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

Neither the unmanaged Russell 2500 Index nor the unmanaged Russell 2500 Value Index reflects fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2500 Index is a capitalization-weighted index that includes 2,500 small- and mid-cap U.S. stocks. The Russell 2500 Value Index contains those securities in the Russell 2500 Index with a less-than-average growth orientation. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Small Cap Value Fund.

Additional investment results appear on page 5.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 1

For both the six-month and 12-month periods ended November 30, 2003, the Fund delivered strong absolute returns, but underperformed both the Russell 2500 Index and the Russell 2500 Value Index.

The Fund underperformed its benchmark over both periods under review because strong sector selection was more than offset by poor security selection. The Fund benefited from overweight positions in the producer durables, oil and technology sectors, and from an underweight position in financial stocks.

Stock selection was strong in some sectors, especially auto and transportation, materials and processing, and producer durables, but weak stock selection concentrated in the health care and technology sectors offset these strengths. In the case of technology, the Fund's holdings in telecommunications component companies did not perform as well as other technology companies due to the extended downturn in telecommunications capital spending. In health care, richly valued biotechnology firms that the Fund's particular investment style avoids, dominated index returns. By and large, the Fund's negative relative stock selection traces to disproportionately large returns from the smallest of companies, which are outside the typical purchase range of the Fund.

Market Review and Investment Strategy

The Fund's absolute performance benefited from a return of investor enthusiasm for stocks. With robust economic growth, and a simultaneous rebound in corporate profits, stocks of all capitalization ranges performed well in 2003. But smaller capitalization companies tended to outperform larger ones as investors sought the greatest leverage to a recovery in profits.

This trend materially affected the Fund's relative returns in that the best performing companies tended to be the smallest. Companies with market capitalizations under $1 billion materially outperformed larger companies. The Fund typically limits its investment universe to companies with market value at purchase between $1 and $5 billion, while its benchmark, the Russell 2500 Index, contains members with market values as low as $10 million.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                             Performance Update
-------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND CLASS A
GROWTH OF A $10,000 INVESTMENT
3/29/01*-11/30/03

Russell 2500 Value Index: $14,323
AllianceBernstein Small Cap Value Fund Class A: $14,304
Russell 2500 Index: $13,167


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                  AllianceBernstein
                   Small Cap Value       Russell 2500         Russell 2500
                     Fund Class A         Value Index             Index
-------------------------------------------------------------------------------
     3/29/01*          $  9,579             $ 10,000             $ 10,000
    11/30/01           $ 10,891             $ 10,783             $ 10,653
    11/30/02           $ 10,878             $ 10,602             $  9,686
    11/30/03           $ 14,304             $ 14,323             $ 13,167


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Small Cap Value Fund Class A shares (from 3/29/01* to 11/30/03) as compared to the performance of appropriate broad-based indices. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

Neither the unmanaged Russell 2500 Index nor the unmanaged Russell 2500 Value Index reflects fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2500 Index is a capitalization-weighted index that includes 2,500 small- and mid-cap U.S. stocks. The Russell 2500 Value Index contains those securities in the Russell 2500 Index with a less-than-average growth orientation. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Small Cap Value Fund.


* Fund and benchmark data is from the Fund's Class A share inception date of 3/29/01.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 3

Portfolio Summary
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
November 30, 2003


INCEPTION DATES
Class A Shares
3/29/01
Class B Shares
3/29/01
Class C Shares
3/29/01


PORTFOLIO STATISTICS
Net Assets ($mil): $787.4


SECTOR BREAKDOWN
     18.2%   Financial
     16.1%   Consumer Cyclicals
     13.6%   Capital Equipment
     12.3%   Technology
      7.4%   Utilities                           [PIE CHART OMITTED]
      7.2%   Non-Financial
      7.2%   Industrial Commodities
      5.3%   Consumer Growth
      4.3%   Consumer Staples
      4.2%   Energy
      1.0%   Services

      3.2%   Short-Term


All data as of November 30, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2003

Class A Shares
-------------------------------------------------------------------------------
                              Without Sales Charge     With Sales Charge
               1 Year                 31.50%                 25.87%
      Since Inception*                16.18%                 14.32%

Class B Shares
-------------------------------------------------------------------------------
                              Without Sales Charge     With Sales Charge
               1 Year                 30.49%                 26.49%
      Since Inception*                15.37%                 14.78%

Class C Shares
-------------------------------------------------------------------------------
                              Without Sales Charge     With Sales Charge
               1 Year                 30.51%                 29.51%
      Since Inception*                15.34%                 15.34%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)

                          Class A Shares    Class B Shares    Class C Shares
-------------------------------------------------------------------------------
               1 Year         35.88%            36.81%            39.94%
      Since Inception*        15.82%            16.28%            16.83%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk. The Fund can invest in small- to mid- capitalization companies. These investments may be more volatile than investments in large capitalization companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception date for all share classes: 3/29/01.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 5

Ten Largest Holdings
-------------------------------------------------------------------------------


TEN LARGEST HOLDINGS
November 30, 2003

                                                                    Percent of
Company                                                 Value       Net Assets
_______________________________________________________________________________

Terex Corp.                                     $  18,053,000           2.3%
-------------------------------------------------------------------------------
Pulte Corp.                                        17,961,520           2.3
-------------------------------------------------------------------------------
Foot Locker, Inc.                                  15,470,000           2.0
-------------------------------------------------------------------------------
Harsco Corp.                                       13,682,700           1.8
-------------------------------------------------------------------------------
Vishay Intertechnology, Inc.                       13,620,783           1.7
-------------------------------------------------------------------------------
Cooper Industries, Ltd. Cl.A                       13,519,800           1.7
-------------------------------------------------------------------------------
Nortel Networks Corp. (Canada)                     13,371,248           1.7
-------------------------------------------------------------------------------
Hughes Supply, Inc.                                13,298,700           1.7
-------------------------------------------------------------------------------
American Axle & Manufacturing
  Holdings, Inc.                                   12,879,750           1.6
-------------------------------------------------------------------------------
Parker-Hannifin Corp.                              12,647,700           1.6
-------------------------------------------------------------------------------
                                                $ 144,505,201          18.4%


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
November 30, 2003


Company                                                Shares             Value
-------------------------------------------------------------------------------
COMMON STOCKS-96.7%

Financial-18.2%
Major Regional Banks-5.9%
Banknorth Group, Inc.                                 347,000     $  11,371,190
Hibernia Corp. Cl.A                                   384,000         8,774,400
Popular, Inc.                                         139,500         6,578,820
UnionBanCal Corp.                                     180,000        10,252,800
Whitney Holding Corp.                                 243,500         9,547,635
                                                                  -------------
                                                                     46,524,845
                                                                  -------------
Multi-Line Insurance-2.3%
Health Net, Inc.(a)                                   189,500         6,196,650
PacifiCare Health Systems, Inc.(a)                    184,700        12,025,817
                                                                  -------------
                                                                     18,222,467
                                                                  -------------
Property-Casualty Insurance-2.1%
Fidelity National Financial, Inc.                     233,000         8,231,890
PartnerRe, Ltd.                                       150,000         8,358,000
                                                                  -------------
                                                                     16,589,890
                                                                  -------------
Real Estate Investment Trust-3.1%
Avalonbay Communities, Inc.                           171,000         8,173,800
Felcor Lodging Trust, Inc.                            280,000         2,959,600
Mack-Cali Realty Corp.                                124,750         4,977,525
Post Properties, Inc.                                 284,000         8,150,800
                                                                  -------------
                                                                     24,261,725
                                                                  -------------
Savings & Loan-4.8%
Astoria Financial Corp.                               204,400         7,640,472
Commercial Federal Corp.                              380,000        10,260,000
Sovereign Bancorp, Inc.                               550,000        12,463,000
Washington Federal, Inc.                              257,950         7,356,734
                                                                  -------------
                                                                     37,720,206
                                                                  -------------
                                                                    143,319,133
                                                                  -------------
Consumer Cyclicals-16.1%
Apparel Manufacturing-2.9%
Jones Apparel Group, Inc.                             347,000        11,971,500
V. F. Corp.                                           259,000        10,688,930
                                                                  -------------
                                                                     22,660,430
                                                                  -------------
Autos & Auto Parts-3.6%
American Axle & Manufacturing
  Holdings, Inc.(a)                                   325,000        12,879,750
Dana Corp.                                            191,700         3,099,789
Genuine Parts Co.                                      65,000         2,046,200
Group 1 Automotive, Inc.(a)                           300,000        10,410,000
                                                                  -------------
                                                                     28,435,739
                                                                  -------------
Hotel-Motel-1.2%
Park Place Entertainment Corp.(a)                     940,000         9,832,400
                                                                  -------------




_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 7

Portfolio of Investments
-------------------------------------------------------------------------------


Company                                                Shares             Value
-------------------------------------------------------------------------------
Retailers-7.4%
AutoNation, Inc.(a)                                   532,822     $   9,367,011
Federated Department Stores, Inc.                     212,000        10,407,080
Foot Locker, Inc.                                     700,000        15,470,000
Office Depot, Inc.(a)                                 752,000        11,919,200
Zale Corp.(a)                                         200,000        10,830,000
                                                                  -------------
                                                                     57,993,291
                                                                  -------------
Miscellaneous Consumer Cyclicals-1.0%
Brunswick Corp.                                       263,000         7,903,150
                                                                  -------------
                                                                    126,825,010
                                                                  -------------
Capital Equipment-13.6%
Auto & Truck Parts-4.2%
ArvinMeritor, Inc.                                    302,200         6,004,714
BorgWarner, Inc.                                      124,000         9,796,000
Modine Manufacturing Co.                              243,000         6,198,930
PACCAR, Inc.                                          135,000        10,828,350
                                                                  -------------
                                                                     32,827,994
                                                                  -------------
Electrical Equipment-1.7%
Cooper Industries, Ltd. Cl.A                          252,000        13,519,800
                                                                  -------------
Machinery-4.6%
Flowserve Corp.(a)                                     59,700         1,270,416
Kennametal, Inc.                                      243,000         9,340,920
Lincoln Electric Holdings, Inc.                       312,000         7,899,840
Terex Corp.(a)                                        700,000        18,053,000
                                                                  -------------
                                                                     36,564,176
                                                                  -------------
Miscellaneous Capital Goods-3.1%
Parker-Hannifin Corp.                                 230,000        12,647,700
Textron, Inc.                                         234,550        11,689,972
                                                                  -------------
                                                                     24,337,672
                                                                  -------------
                                                                    107,249,642
                                                                  -------------
Technology-12.3%
Communication-Equip. Mfrs.-5.2%
ADC Telecommunications, Inc.(a)                     3,957,300         9,734,958
Andrew Corp.(a)                                       800,000         9,416,000
Nortel Networks Corp. (Canada)(a)                   2,964,800        13,371,248
Tellabs, Inc.(a)                                    1,020,000         8,160,000
                                                                  -------------
                                                                     40,682,206
                                                                  -------------
Computers-1.3%
Western Digital Corp.(a)                              840,000        10,449,600
                                                                  -------------

Computer/Instrumentation-1.5%
Adaptec, Inc.(a)                                    1,327,000        11,690,870
                                                                  -------------

Miscellaneous Industrial Technology-2.1%
Arrow Electronics, Inc.(a)                            160,000         3,740,800
Avnet, Inc.(a)                                        170,000         3,626,100
Solectron Corp.(a)                                    816,800         4,778,280
Tech Data Corp.(a)                                    120,000         4,420,800
                                                                  -------------
                                                                     16,565,980
                                                                  -------------



_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


Company                                                Shares             Value
-------------------------------------------------------------------------------
SemiConductors-2.2%
KEMET Corp.(a)                                        303,000     $   3,999,600
Vishay Intertechnology, Inc.(a)                       648,300        13,620,783
                                                                  -------------
                                                                     17,620,383
                                                                  -------------
                                                                     97,009,039
                                                                  -------------
Utilities-7.4%
Electric Companies-7.4%
Constellation Energy Group, Inc.                      265,000         9,974,600
Northeast Utilities                                   540,000        10,773,000
OGE Energy Corp.                                      391,000         9,313,620
PNM Resources, Inc.                                   400,000        11,204,000
Puget Energy, Inc.                                    388,000         9,021,000
WPS Resources Corp.                                   178,000         7,885,400
                                                                  -------------
                                                                     58,171,620
                                                                  -------------
Non-Financial-7.2%
Building Material-Heat/Plumbing/Air-1.7%
Hughes Supply, Inc.                                   291,000        13,298,700
                                                                  -------------
Cement-1.5%
Texas Industries, Inc.                                395,000        11,537,950
                                                                  -------------
Home Building-2.3%
Pulte Corp.                                           188,000        17,961,520
                                                                  -------------
Miscellaneous Building-1.7%
Harsco Corp.                                          345,000        13,682,700
                                                                  -------------
                                                                     56,480,870
                                                                  -------------
Industrial Commodities-7.1%
Chemicals-3.5%
Crompton Corp.                                        846,000         5,118,300
Cytec Industries, Inc.(a)                             281,000        10,186,250
FMC Corp.(a)                                          411,600        12,323,304
                                                                  -------------
                                                                     27,627,854
                                                                  -------------
Containers-Metal/Glass/Paper-1.3%
Ball Corp.                                            190,000        10,630,500
                                                                  -------------
Miscellaneous Metals-1.5%
Reliance Steel & Aluminum Co.                         387,400        11,420,552
                                                                  -------------
Paper-0.8%
MeadWestvaco Corp.                                    219,800         5,609,296
Temple-Inland, Inc.                                    16,000           904,480
                                                                  -------------
                                                                      6,513,776
                                                                  -------------
                                                                     56,192,682
                                                                  -------------
Consumer Growth-5.3%
Drugs-1.1%
Nu Skin Enterprises, Inc. Cl.A                        506,500         8,797,905
                                                                  -------------
Hospital Management-1.4%
Universal Health Services, Inc. Cl.B                  200,000        10,754,000
                                                                  -------------



_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 9

Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                  (000)            Value
-------------------------------------------------------------------------------
Hospital Supplies-1.1%
Apogent Technologies, Inc.(a)                         385,800     $   8,923,554
                                                                  -------------
Publishing-1.7%
Deluxe Corp.                                          133,500         5,500,200
Reader's Digest Association, Inc. Cl.A                546,000         7,807,800
                                                                  -------------
                                                                     13,308,000
                                                                  -------------
                                                                     41,783,459
                                                                  -------------
Consumer Staples-4.3%
Foods-3.7%
Corn Products International, Inc.                     284,000         9,843,440
Smithfield Foods, Inc.(a)                             395,000         9,262,750
Universal Corp.                                       232,000         9,911,040
                                                                  -------------
                                                                     29,017,230
                                                                  -------------
Retail-Food-0.6%
SUPERVALU, Inc.                                       190,000         4,905,800
                                                                  -------------
                                                                     33,923,030
                                                                  -------------
Energy-4.2%
Coal-1.5%
Peabody Energy Corp.                                  355,000        11,963,500
                                                                  -------------
Oils-Integrated Domestic-2.7%
Amerada Hess Corp.                                    109,000         5,163,330
Kerr-McGee Corp.                                      125,000         5,248,750
Valero Energy Corp.                                   245,650        10,587,515
                                                                  -------------
                                                                     20,999,595
                                                                  -------------
                                                                     32,963,095
                                                                  -------------
Services-1.0%
Miscellaneous Industrial
  Transportation-1.0%
SEACOR SMIT, Inc.(a)                                  200,000         7,628,000
                                                                  -------------
Total Common Stocks
  (cost $639,359,720)                                               761,545,580
                                                                  -------------
SHORT-TERM INVESTMENT-3.2%
Time Deposit-3.2%
State Street Euro Dollar
  0.50%, 12/01/03
  (cost $24,790,000)                                 $ 24,790        24,790,000
                                                                  -------------
Total Investments-99.9%
  (cost $664,149,720)                                               786,335,580
Other assets less liabilities-0.1%                                    1,112,196
                                                                  -------------
Net Assets-100%                                                   $ 787,447,776
                                                                  =============


(a)  Non-income producing security.

See notes to financial statements.


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
November 30, 2003


ASSETS
Investments in securities, at value (cost $664,149,720)           $ 786,335,580
Cash                                                                        448
Receivable for shares of beneficial interest sold                     2,546,166
Dividends and interest receivable                                       908,581
                                                                  -------------
Total assets                                                        789,790,775
                                                                  -------------
LIABILITIES
Payable for shares of beneficial interest redeemed                    1,238,718
Advisory fee payable                                                    411,134
Distribution fee payable                                                308,114
Accrued expenses and other liabilities                                  385,033
                                                                  -------------
Total liabilities                                                     2,342,999
                                                                  -------------
Net Assets                                                        $ 787,447,776
                                                                  =============
COMPOSITION OF NET ASSETS
Paid-in capital                                                   $ 643,651,229
Accumulated net realized gain on investment
  transactions                                                       21,610,687
Net unrealized appreciation of investments                          122,185,860
                                                                  -------------
                                                                  $ 787,447,776
                                                                  =============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
  ($182,631,004/12,492,983 shares of beneficial interest
  issued and outstanding)                                                $14.62
Sales charge--4.25% of public offering price                                .65
                                                                         ------
Maximum offering price                                                   $15.27
                                                                         ======
Class B Shares
Net asset value and offering price per share
  ($219,128,300/15,106,270 shares of beneficial interest
  issued and outstanding)                                                $14.51
                                                                         ======
Class C Shares
Net asset value and offering price per share
  ($109,921,854/7,579,179 shares of beneficial interest
  issued and outstanding)                                                $14.50
                                                                         ======
Class R Shares
Net asset value, redemption and offering price per share
  ($10,266/702 shares of beneficial interest
  issued and outstanding)                                                $14.62
                                                                         ======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($275,756,352/18,810,536 shares of beneficial interest
  issued and outstanding)                                                $14.66
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 11

Statement of Operations
-------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
Year Ended November 30, 2003

INVESTMENT INCOME
Dividends (net of foreign taxes
  withheld of $13,113)                            $  9,066,917
Interest                                               198,147     $  9,265,064
                                                  ------------
EXPENSES
Advisory fee                                         5,913,139
Distribution fee--Class A                              406,325
Distribution fee--Class B                            1,784,713
Distribution fee--Class C                              815,981
Distribution fee--Class R                                    4
Transfer agency                                      2,216,656
Printing                                               234,688
Custodian                                              168,121
Administrative                                         136,000
Registration                                           112,904
Audit and legal                                         63,432
Trustees' fees                                          21,600
Miscellaneous                                           30,030
                                                  ------------
Total expenses                                      11,903,593
Less: expenses waived and reimbursed
  by the Adviser (see Note B)                       (2,391,231)
Less: expense offset arrangement
  (see Note B)                                            (893)
                                                  ------------
Net expenses                                                          9,511,469
                                                                   ------------
Net investment loss                                                    (246,405)
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENT TRANSACTIONS
Net realized gain on investment
  transactions                                                       23,824,320
Net change in unrealized
  appreciation/depreciation
  of investments                                                    151,962,309
                                                                   ------------
Net gain on investment
  transactions                                                      175,786,629
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $175,540,224
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                  Year Ended       Year Ended
                                                  November 30,     November 30,
                                                      2003             2002
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                     $    (246,405)   $   1,912,959
Net realized gain (loss) on investment
  transactions                                      23,824,320       (1,373,737)
Net change in unrealized
  appreciation/depreciation
  of investments                                   151,962,309      (35,169,888)
                                                 -------------    -------------
Net increase (decrease) in net assets from
  operations                                       175,540,224      (34,630,666)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income
  Class A                                             (706,636)        (255,247)
  Class B                                                   -0-        (133,463)
  Class C                                                   -0-         (59,194)
  Advisor Class                                     (1,379,194)        (462,545)
Net realized gain on investment transactions
  Class A                                                   -0-        (286,961)
  Class B                                                   -0-        (480,449)
  Class C                                                   -0-        (213,060)
  Advisor Class                                             -0-        (396,467)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase                                       110,435,031      376,454,951
                                                 -------------    -------------
Total increase                                     283,889,425      339,536,899

NET ASSETS
Beginning of period                                503,558,351      164,021,452
                                                 -------------    -------------
End of period (including undistributed net
  investment income of $1,492,339, at
  November 30, 2002)                             $ 787,447,776    $ 503,558,351
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 13

Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

November 30, 2003

NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small Cap Value Fund and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein Small Cap Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class R and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Trustees of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 15

Notes to Financial Statements
-------------------------------------------------------------------------------

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1% of the average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Fund. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Subsequent Events" below.

Effective July 2, 2001, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.40%, 2.10%, 2.10% and 1.10% of the daily average net assets for Class A, Class B, Class C and Advisor Class shares, respectively. Effective November 3, 2003, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.60% of the daily average net assets of Class R shares. For the year ended November 30, 2003, such reimbursement amounted to $2,255,231. Since inception of the Fund, such reimbursement for organization and offering expenses in the amount of $174,707 are subject to repayment in subsequent periods, but no later than March 27, 2004. No such reimbursement to the Adviser took place during the year ended November 30, 2003.

On January 1, 2004, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.15% of average daily net assets for Class A shares, 1.85% of average daily net assets for Class B and Class C shares, 1.35% of average daily net assets for Class R shares and .85% of average daily net assets for Advisor Class shares.

Pursuant to the advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended November 30, 2003, the Adviser agreed to waive its fees for such services. Such waiver amounted to $136,000.

The Fund compensates Alliance Global Investor Services, Inc., (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $1,626,215 for the year ended November 30, 2003.

For the year ended November 30, 2003, the Fund's expenses were reduced by $893 under an expense offset arrangement with AGIS.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 17

Notes to Financial Statements
-------------------------------------------------------------------------------

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $24,859 from the sales of Class A shares and received $12,148, $374,619 and $23,115 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended November 30, 2003.

Brokerage commissions paid on investment transactions for the year ended November 30, 2003 amounted to $964,008, of which $584,234 was paid to Sanford
C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares, 1% of the average daily net assets attributable to Class B and Class C shares, and .50 of 1% of the average daily net assets attributable to Class R shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $3,067,627 and $737,270 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A and Class R shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2003, were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities
  (excluding U.S. government securities)         $ 232,798,681    $ 131,162,509
U.S. government securities                                  -0-              -0-


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost                                                              $ 664,159,026
                                                                  =============
Gross unrealized appreciation                                     $ 144,617,642
Gross unrealized depreciation                                       (22,441,088)
                                                                  -------------
Net unrealized appreciation                                       $ 122,176,554
                                                                  =============

NOTE E

Shares of Beneficial Interest

There is an unlimited number of shares of beneficial interest authorized, without par value, divided into five classes, designated Class A, Class B, Class C, Advisor Class and Class R shares. Transactions in shares of beneficial interest were as follows:


                               Shares                        Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended      Year Ended
                     November 30,   November 30,   November 30,    November 30,
                         2003          2002           2003            2002
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold           19,443,773    13,256,978    $220,197,716    $154,391,494
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions       56,752        39,088         614,631         447,172
-------------------------------------------------------------------------------
Shares converted
  from Class B           256,777       193,675       3,171,468       2,267,381
-------------------------------------------------------------------------------
Shares redeemed      (17,371,408)   (6,450,308)   (193,368,735)    (69,540,178)
-------------------------------------------------------------------------------
Net increase           2,385,894     7,039,433    $ 30,615,080    $ 87,565,869
===============================================================================

CLASS B
Shares sold            3,828,919    15,243,121    $ 45,751,339    $186,139,867
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions           -0-       41,175              -0-        471,462
-------------------------------------------------------------------------------
Shares converted
  to Class A            (257,955)     (194,364)     (3,171,468)     (2,267,381)
-------------------------------------------------------------------------------
Shares redeemed       (3,633,402)   (4,912,686)    (42,029,714)    (54,648,248)
-------------------------------------------------------------------------------
Net increase
  (decrease)             (62,438)   10,177,246        $550,157    $129,695,700
===============================================================================

CLASS C
Shares sold            2,921,339     6,420,079    $ 35,226,873    $ 78,122,723
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions           -0-       18,254              -0-        208,829
-------------------------------------------------------------------------------
Shares redeemed       (1,683,060)   (2,345,650)    (19,662,946)    (26,585,037)
-------------------------------------------------------------------------------
Net increase           1,238,279     4,092,683    $ 15,563,927    $ 51,746,515
===============================================================================

_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 19

Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                        Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended      Year Ended
                     November 30,   November 30,   November 30,    November 30,
                         2003           2002          2003            2002
                     ------------  ------------  --------------  --------------
ADVISOR CLASS
Shares sold            6,242,341    10,972,420    $ 74,580,569    $126,425,366
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions      122,496        71,033       1,327,856         813,330
-------------------------------------------------------------------------------
Shares redeemed       (1,033,056)   (1,701,932)    (12,212,558)    (19,791,829)
-------------------------------------------------------------------------------
Net increase           5,331,781     9,341,521    $ 63,695,867    $107,446,867
===============================================================================

                      November 3,                  November 3,
                        2003(a)                      2003(a)
                    to November 30,              to November 30,
                         2003                         2003
                     ------------                --------------
CLASS R
Shares sold                  702                  $     10,000
---------------------------------                 -------------
Net increase                 702                  $     10,000
---------------------------------                 -------------


(a)  Commencement of distribution.


NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2003.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE H

Distribution to Shareholders

The tax character of distributions paid during the fiscal years ended November 30, 2003 and November 30, 2002 were as follows:

                                                 2003             2002
                                             =============    =============
Distributions paid from:
  Ordinary income                            $   2,085,830    $   2,287,386
                                             -------------    -------------
Total taxable distributions                      2,085,830        2,287,386
                                             -------------    -------------
Total distributions paid                     $   2,085,830    $   2,287,386
                                             =============    =============



As of November 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                 $   3,542,377
Undistributed long-term capital gains                            18,077,616(a)
Unrealized appreciation/(depreciation)                          122,176,554(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $ 143,796,547
                                                              =============

(a) During the fiscal year, the Fund fully utilized the capital loss carryforward of $1,364,431.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences, primarily due to net operating losses and the tax character of distributions resulted in a net decrease in distribution in excess of net investment income and a decrease in accumulated net realized gain on investment transactions. This reclassification had no effect on net assets.

NOTE I

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities. Please see "Subsequent Events" below for a description of the agreements reached by Alliance Capital and the SEC and NYAG in connection with the investigations mentioned above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investiga-


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 21

Notes to Financial Statements
-------------------------------------------------------------------------------

tion and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund (the "Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, approximately forty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters more fully discussed in the note entitled "Subsequent Events" below, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

NOTE J

Subsequent Events

On December 18, 2003, Alliance Capital, the Fund's Adviser, confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG: and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 23

Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                      Class A
                                       -------------------------------------
                                               Year Ended         March 29,
                                               November 30,       2001(a) to
                                       ------------------------  November 30,
                                           2003         2002         2001
                                       -----------  -----------  -----------
Net asset value, beginning of period      $11.19       $11.37       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                  .02          .10          .09
Net realized and unrealized gain
   (loss) on investment transactions        3.48         (.11)        1.28
Net increase (decrease) in net
   asset value from operations              3.50         (.01)        1.37

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income        (.07)        (.08)          -0-
Distributions from net realized
   gain on investment transactions            -0-        (.09)          -0-
Total dividends and distributions           (.07)        (.17)          -0-
Net asset value, end of period            $14.62       $11.19       $11.37

TOTAL RETURN
Total investment return based on
   net asset value(d)                      31.50%        (.12)%      13.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)                      $182,631     $113,070      $34,883
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements                        1.40%        1.40%        1.53%(e)
   Expenses, before waivers/
      reimbursements                        1.79%        1.81%        2.41%(e)
   Net investment income(c)                  .16%         .80%        1.29%(e)
Portfolio turnover rate                       23%          30%          15%


See footnote summary on page 28.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                     Class B
                                       -------------------------------------
                                               Year Ended         March 29,
                                               November 30,       2001(a) to
                                       ------------------------  November 30,
                                           2003         2002         2001
                                       -----------  -----------  -----------
Net asset value, beginning of period      $11.12       $11.33       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)(c)          (.06)         .01          .04
Net realized and unrealized gain
   (loss) on investment transactions        3.45         (.10)        1.29
Net increase (decrease) in net
   asset value from operations              3.39         (.09)        1.33

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          -0-        (.03)          -0-
Distributions from net realized
   gain on investment transactions            -0-        (.09)          -0-
Total dividends and distributions             -0-        (.12)          -0-
Net asset value, end of period            $14.51       $11.12       $11.33

TOTAL RETURN
Total investment return based on
   net asset value(d)                      30.49%        (.87)%      13.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)                      $219,128     $168,713      $56,538
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements                        2.10%        2.10%        2.23%(e)
   Expenses, before waivers/
      reimbursements                        2.54%        2.53%        3.10%(e)
   Net investment income (loss)(c)          (.52)%        .11%         .60%(e)
Portfolio turnover rate                       23%          30%          15%


See footnote summary on page 28.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 25

Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                      Class C
                                       -------------------------------------
                                               Year Ended         March 29,
                                               November 30,       2001(a) to
                                       ------------------------  November 30,
                                           2003         2002         2001
                                       -----------  -----------  -----------
Net asset value, beginning of period      $11.11       $11.31       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)(c)          (.06)         .01          .04
Net realized and unrealized gain
   (loss) on investment transactions        3.45         (.09)        1.27
Net increase (decrease) in net
   asset value from operations              3.39         (.08)        1.31

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          -0-        (.03)          -0-
Distributions from net realized
   gain on investment transactions            -0-        (.09)          -0-
Total dividends and distributions             -0-        (.12)          -0-
Net asset value, end of period            $14.50       $11.11       $11.31

TOTAL RETURN
Total investment return based on
   net asset value(d)                      30.51%        (.78)%      13.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)                      $109,922      $70,467      $25,437
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements                        2.10%        2.10%        2.31%(e)
   Expenses, before waivers/
      reimbursements                        2.50%        2.51%        3.40%(e)
   Net investment income (loss)(c)          (.53)%        .11%         .50%(e)
Portfolio turnover rate                       23%          30%          15%


See footnote summary on page 28.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of BeneficialInterest Outstanding Throughout The
Period


                                                                     Class R
                                                                   ------------
                                                                   November 3,
                                                                    2003(f) to
                                                                   November 30,
                                                                       2003
                                                                   ------------
Net asset value, beginning of period                                  $14.24

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                              .00(g)
Net realized and unrealized gain on investment transactions              .38
Net increase in net asset value from operations                          .38
Net asset value, end of period                                        $14.62

TOTAL RETURN
Total investment return based on net asset value(d)                     2.67%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                                $10
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements                              1.60%(e)
   Expenses, before waivers/reimbursements                              1.96%(e)
   Net investment income(c)                                              .21%(e)
Portfolio turnover rate                                                   23%


See footnote summary on page 28.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 27

Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                    Advisor Class
                                       -------------------------------------
                                               Year Ended         March 29,
                                               November 30,       2001(a) to
                                       ------------------------  November 30,
                                            2003         2002         2001
                                       -----------  -----------  -----------
Net asset value, beginning of period      $11.23       $11.40       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                  .06          .13          .12
Net realized and unrealized gain
   (loss) on investment transactions        3.47         (.10)        1.28
Net increase in net asset value
   from operations                          3.53          .03         1.40

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income        (.10)        (.11)          -0-
Distributions from net realized
   gain on investment transactions            -0-        (.09)          -0-
Total distributions                         (.10)        (.20)          -0-
Net asset value, end of period            $14.66       $11.23       $11.40

TOTAL RETURN
Total investment return based on
   net asset value(d)                      31.75%        (.18)%      14.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)                      $275,757     $151,308      $47,164
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements                        1.10%        1.10%        1.12%(e)
   Expenses, before waivers/
      reimbursements                        1.49%        1.54%        2.01%(e)
   Net investment income(c)                  .46%        1.10%        1.68%(e)
Portfolio turnover rate                       23%          30%          15%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of fees and expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.

(g)  Amount is less than $.005.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                              Report of Ernst & Young LLP, Independent Auditors
-------------------------------------------------------------------------------


REPORT OF ERNST & YOUNG LLP INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of AllianceBernstein Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AllianceBernstein Small Cap Value Fund (one of the funds constituting the AllianceBernstein Trust), (the "Fund"), as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AllianceBernstein Small Cap Value Fund at November 30, 2003, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
January 9, 2004


TAX INFORMATION (unaudited)

For corporate shareholders, 100% of the total ordinary income distribution paid during the current fiscal year ended November 30, 2003 qualifies for the corporate dividends received deduction.

Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns, will be included with your Form 1099-DIV which will be sent to you separately in January 2004.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 29

Board of Trustees
-------------------------------------------------------------------------------


BOARD OF TRUSTEES

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Joseph G. Paul,(2) Senior Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes &Gray LLP
One International Plaza
Boston, MA 02110

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036


(1)  Member of the Audit Committee.

(2) Mr. Paul is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                         Management of the Fund
-------------------------------------------------------------------------------


MANAGEMENT OF THE FUND


Board of Trustees Information

The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.



                                                                               PORTFOLIOS
                                                                                 IN FUND           OTHER
   NAME, AGE OF TRUSTEE,                     PRINCIPAL                           COMPLEX        TRUSTEESHIP
          ADDRESS                           OCCUPATION(S)                       OVERSEEN BY       HELD BY
   (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                     TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr., #, 71        Investment adviser and an                       116             None
2 Sound View Drive                  independent consultant. He was
Suite 100                           formerly Senior Manager of Barrett
Greenwich, CT 06830                 Associates, Inc., a registered
(3)                                 investment adviser, with which he
Chairman of the Board               had been associated since prior to
                                    1999. He was formerly Deputy
                                    Comptroller and Chief Investment
                                    Officer of the State of New York
                                    and, prior thereto, Chief
                                    Investment Officer of the New York
                                    Bank for Savings.

Ruth Block, #, 73                   Formerly Executive Vice President                96             None
500 SE Mizner Blvd.,                and Chief Insurance Officer of The
Boca Raton, FL 33432                Equitable Life Assurance Society
(3)                                 of the United States; Chairman and
                                    Chief Executive Officer of Evlico;
                                    Director of Avon, BP (oil and gas),
                                    Ecolab Incorporated (specialty
                                    chemicals), Tandem Financial
                                    Group and Donaldson, Lufkin &
                                    Jenrette Securities Corporation;
                                    former Governor at Large
                                    National Association of Securities
                                    Dealers, Inc.

David H. Dievler, #, 74             Independent consultant. Until                   100             None
P.O. Box 167                        December 1994 he was Senior
Spring Lake, NJ 07762               Vice President of Alliance Capital
(3)                                 Management Corporation ("ACMC")
                                    responsible for mutual fund
                                    administration. Prior to joining
                                    ACMC in 1984 he was Chief
                                    Financial Officer of Eberstadt Asset
                                    Management since 1968. Prior to
                                    that he was a Senior Manager at
                                    Price Waterhouse & Co. Member
                                    of American Institute of Certified
                                    Public Accountants since 1953.



_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 31

Management of the Fund
-------------------------------------------------------------------------------



                                                                               PORTFOLIOS
                                                                                 IN FUND           OTHER
   NAME, AGE OF TRUSTEE,                     PRINCIPAL                           COMPLEX        TRUSTEESHIP
          ADDRESS                           OCCUPATION(S)                       OVERSEEN BY       HELD BY
   (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                     TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES
(continued)

John H. Dobkin, #, 61               Consultant. Formerly President of                98             None
P.O. Box 12                         Save Venice, Inc. (preservation
Annandale, NY 12504                 organization) from 2001-2002, a
(3)                                 Senior Advisor from June 1999-
                                    June 2000 and President of
                                    Historic Hudson Valley (historic
                                    preservation) from December
                                    1989-May 1999. Previously,
                                    Director of the National Academy
                                    of Design and during 1988-1992,
                                    he was Director and Chairman of
                                    the Audit Committee of ACMC.

Clifford L. Michel, #, 64           Senior Counsel of the law firm of                97           Placer
15 St. Bernard's Road               Cahill Gordon & Reindel since                                Dome, Inc.
Gladstone, NJ 07934                 February 2001 and a partner of
(3)                                 that firm for more than twenty-five
                                    years prior thereto. He is President
                                    and Chief Executive Officer of
                                    Wenonah Development Company
                                     (investments) and a Director of
                                    Placer Dome, Inc. (mining).

Donald J. Robinson, #, 69           Senior Counsel to the law firm of                96             None
98 Hell's Peak Road                 Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                    since prior to 1999. Formerly a
(3)                                 senior partner and a member of
                                    the Executive Committee of that
                                    firm. He was also a member and
                                    Chairman of the Municipal
                                    Securities Rulemaking Board and
                                    Trustee of the Museum of the City
                                    of New York.

INTERESTED TRUSTEE

Marc O. Mayer, +, 46                Executive Vice President of ACMC                 68             None
1345 Avenue of the                  since 2001; prior thereto, Chief
Americas                            Executive Officer of Sanford C.
New York, NY 10105                  Bernstein & Co., LLC and its
(Elected November                   predecessor since prior to 1999.
18, 2003)



*  There is no stated term of office for the Fund's Trustees.

#  Member of the Audit Committee and Nominating Committee.

+ Mr. Mayer is an "interested Trustee", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                         Management of the Fund
-------------------------------------------------------------------------------


OFFICERS OF THE TRUST

Certain information concerning the Fund's Officers is listed below.



        NAME,                            POSITION(S)                      PRINCIPAL OCCUPATION
  ADDRESS* AND AGE                     HELD WITH FUND                      DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------

Thomas J. Bardong, 58               Vice President                  Senior Vice President of Alliance Capital
                                                                    Management Corporation ("ACMC"),**
                                                                    with which he has been associated
                                                                    since prior to 1999.

Joseph G. Paul, 43                  Senior Vice President           Senior Vice President of ACMC,** and
                                                                    Chief Investment Officer of Small and
                                                                    Mid Capitalization Value Equities since
                                                                    2002. He is also Chief Investment
                                                                    Officer of Advanced Value at ACMC,**
                                                                    since 1999 and is Chairman of the
                                                                    Investment Policy Groups for both
                                                                    services.

Mark R. Manley, 41                  Secretary                       Senior Vice President and Acting
                                                                    General Counsel of ACMC,** with
                                                                    which he has been associated since
                                                                    prior to 1999.

Mark D. Gersten, 53                 Treasurer and Chief             Senior Vice President of Alliance Global
                                    Financial Officer               Investor Services, Inc. ("AGIS"),** and
                                                                    Vice President of AllianceBernstein
                                                                    Investment Research and
                                                                    Management, Inc. ("ABIRM"),** with
                                                                    which he has been associated since
                                                                    prior to 1999.

Vincent S. Noto, 39                 Controller                      Vice President of AGIS,** with which he
                                                                    has been associated since prior to
                                                                    1999.


* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, Bernstein, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Trustees and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 33

AllianceBernstein Family of Funds
-------------------------------------------------------------------------------


ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Series
--------------------------------------------
U.S. Large Cap Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund+
Technology Fund

Global & International

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,++ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+  Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.

++ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

NOTES


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 35


NOTES


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


ALLIANCEBERNSTEIN SMALL CAP VALUE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


ACBVISCVAR1103

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

  Exhibit No.  DESCRIPTION OF EXHIBIT

  10 (a) (1)   Code of ethics that is subject to the disclosure of Item 2 hereof

  10 (b) (1)   Certification of Principal Executive Officer Pursuant to Section
               302 of the Sarbanes-Oxley Act of 2002

  10 (b) (2)   Certification of Principal Financial Officer Pursuant to Section
               302 of the Sarbanes-Oxley Act of 2002

  10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:       /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         President

Date:   January 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         President

Date:   January 29, 2004

By:       /s/ Mark D. Gersten
         -----------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:   January 29, 2004